Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023 EUR (€)
Significant Accounting Policies
Deferred tax assets	€ 0
Number of performance obligations in collaboration and license agreements	1
Number of performance obligations in research and collaboration agreements	1